Material Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mexico
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	21.10%	19.40%	13.90%
Guatemala
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	17.30%	18.00%	11.70%
Costa Rica
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	9.50%	12.40%	5.80%
Panama
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	6.70%	3.10%	0.90%
Colombia
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	30.60%	21.40%	11.40%
Nicaragua
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	26.30%	23.10%	17.10%
Argentina
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	815.60%	300.30%	216.10%
Brazil
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	21.80%	21.70%	20.00%
Uruguay
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	22.90%	27.90%	28.50%